Subsequent Events (Details) - USD ($)										1 Months Ended	9 Months Ended
	Oct. 20, 2023	Feb. 07, 2023	Oct. 01, 2021	Oct. 01, 2021	Sep. 23, 2020	Oct. 09, 2019	Jun. 05, 2019	Mar. 22, 2019	Oct. 26, 2016	Aug. 27, 2020	Sep. 30, 2023	Oct. 16, 2023	Oct. 05, 2023	May 05, 2023	Mar. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	May 15, 2020	Jun. 04, 2019
Subsequent Events (Details) [Line Items]
Warrant to purchase (in Shares)																		900,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares)			475,000	1,214,500	425,000	2,500	9,189		25,000	200,000
Par value per share (in Dollars per share)											$ 0.01					$ 0.01	$ 0.01
Authorized shares of common stock (in Shares)							25,000,000				25,000,000					25,000,000	25,000,000		300,000,000
Private Placement [Member]
Subsequent Events (Details) [Line Items]
Reduction of conversion price (in Dollars per share)		$ 0.4
William Rogers [Member]
Subsequent Events (Details) [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares)			40,000,100,000
Renewed period											1 year
Expiration date											Sep. 26, 2023
Extension period											2 months
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Par value per share (in Dollars per share)												$ 0.01
Authorized shares of common stock (in Shares)												75,000,000
Subsequent Event [Member] | Incentive Plan [Member] | Common Stock [Member]
Subsequent Events (Details) [Line Items]
Common stock authorized for issuance (in Shares)													8,625,000	8,625,000
Subsequent Event [Member] | SGB Development Corp. [Member]
Subsequent Events (Details) [Line Items]
Authorized shares of common stock (in Shares)												25,000,000
Subsequent Event [Member] | SGB Development Corp. [Member] | Incentive Plan [Member] | Common Stock [Member]
Subsequent Events (Details) [Line Items]
Common stock authorized for issuance (in Shares)														5,000,000
Subsequent Event [Member] | Convertible Debt [Member]
Subsequent Events (Details) [Line Items]
Interest rate		8.00%
Maturity term		12 months
Conversion price per shares (in Dollars per share)		$ 1.5
Reduction of conversion price (in Dollars per share)		$ 0.4
Subsequent Event [Member] | Convertible Debt [Member] | Securities Purchase Agreement [Member] | Peak One Opportunity Fund Lp [Member]
Subsequent Events (Details) [Line Items]
Percentage of original issuance discount		10.00%
Subsequent Event [Member] | Private Placement [Member] | Securities Purchase Agreement [Member] | Peak One Opportunity Fund Lp [Member]
Subsequent Events (Details) [Line Items]
Payment of non-accountable fee		$ 15,000
Subsequent Event [Member] | Private Placement [Member] | Convertible Debt [Member]
Subsequent Events (Details) [Line Items]
Principal amount		$ 1,100,000
Interest rate		8.00%
Subsequent Event [Member] | Warrant [Member] | Peak One Opportunity Fund Lp [Member]
Subsequent Events (Details) [Line Items]
Warrant to purchase (in Shares)		500,000
Subsequent Event [Member] | William Rogers [Member]
Subsequent Events (Details) [Line Items]
Settlement payment	$ 75,000
Subsequent Event [Member] | William Rogers [Member] | SGB Development Corp. [Member]
Subsequent Events (Details) [Line Items]
Consulting fee	$ 15,000
Consulting services hours per month	60 hours
Consulting services per hour	$ 250
SGB Development Corp. (“SG DevCorp”) [Member] | Subsequent Event [Member] | Secured Notes Payable [Member]
Subsequent Events (Details) [Line Items]
Principal amount															$ 5,000,000
Restricted Stock [Member]
Subsequent Events (Details) [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares)								15,703
Restricted Stock [Member] | Subsequent Event [Member] | Peak One Investments, LLC [Member]
Subsequent Events (Details) [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares)		50,000
Restricted Stock [Member] | Subsequent Event [Member] | Convertible Debt [Member] | Peak One Opportunity Fund Lp [Member]
Subsequent Events (Details) [Line Items]
Amount of original issuance discount		$ 1,000,000